Calvert
VP Nasdaq 100 Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 95.4%

Security	Shares	Value
Automobiles — 4.1%
Tesla, Inc.(1)	16,356	$ 10,924,663
		$ 10,924,663
Beverages — 2.3%
Keurig Dr Pepper, Inc.	29,488	$ 1,013,502
Monster Beverage Corp.(1)	11,062	1,007,638
PepsiCo, Inc.	28,908	4,089,037
		$ 6,110,177
Biotechnology — 3.9%
Alexion Pharmaceuticals, Inc.(1)	4,607	$704,456
Amgen, Inc.	12,094	3,009,108
Biogen, Inc.(1)	3,197	894,361
Gilead Sciences, Inc.	26,330	1,701,708
Incyte Corp.(1)	4,549	369,697
Moderna, Inc.(1)	8,377	1,096,968
Regeneron Pharmaceuticals, Inc.(1)	2,206	1,043,747
Seagen, Inc.(1)	3,796	527,113
Vertex Pharmaceuticals, Inc.(1)	5,447	1,170,506
		$10,517,664
Commercial Services & Supplies — 0.5%
Cintas Corp.	2,201	$751,223
Copart, Inc.(1)	4,905	532,732
		$1,283,955
Communications Equipment — 1.7%
Cisco Systems, Inc.	88,462	$4,574,370
		$4,574,370
Electric Utilities — 0.9%
American Electric Power Co., Inc.	10,406	$881,388
Exelon Corp.	20,458	894,833
Xcel Energy, Inc.	11,266	749,302
		$2,525,523
Electronic Equipment, Instruments & Components — 0.2%
CDW Corp.	2,970	$492,277
		$492,277
Entertainment — 2.9%
Activision Blizzard, Inc.	16,234	$1,509,762
Electronic Arts, Inc.	6,021	815,063
NetEase, Inc. ADR	6,278	648,266
Security	Shares	Value
Entertainment (continued)
Netflix, Inc.(1)	9,280	$ 4,841,005
		$ 7,814,096
Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	9,282	$ 3,271,719
Walgreens Boots Alliance, Inc.	17,989	987,596
		$ 4,259,315
Food Products — 1.0%
Kraft Heinz Co. (The)	25,630	$ 1,025,200
Mondelez International, Inc., Class A	29,589	1,731,844
		$2,757,044
Health Care Equipment & Supplies — 1.6%
Align Technology, Inc.(1)	1,658	$897,856
DexCom, Inc.(1)	2,015	724,171
IDEXX Laboratories, Inc.(1)	1,790	875,865
Intuitive Surgical, Inc.(1)	2,467	1,822,965
		$4,320,857
Health Care Technology — 0.2%
Cerner Corp.	6,369	$457,804
		$457,804
Hotels, Restaurants & Leisure — 2.1%
Booking Holdings, Inc.(1)	858	$1,999,003
Marriott International, Inc., Class A	6,798	1,006,852
Starbucks Corp.	24,669	2,695,581
		$5,701,436
Interactive Media & Services — 11.0%
Alphabet, Inc., Class A(1)	4,141	$8,540,896
Alphabet, Inc., Class C(1)	4,510	9,329,521
Baidu, Inc. ADR(1)	5,686	1,236,989
Facebook, Inc., Class A(1)	33,123	9,755,717
Match Group, Inc.(1)	5,636	774,274
		$29,637,397
Internet & Direct Marketing Retail — 9.9%
Amazon.com, Inc.(1)	6,934	$21,454,351
eBay, Inc.	14,320	876,957
JD.com, Inc. ADR(1)	17,406	1,467,848
MercadoLibre, Inc.(1)	1,045	1,538,386
Pinduoduo, Inc. ADR(1)	7,239	969,157
Trip.com Group, Ltd. ADR(1)	11,039	437,476
		$26,744,175

Calvert
VP Nasdaq 100 Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services — 4.4%
Automatic Data Processing, Inc.	8,967	$ 1,690,011
Cognizant Technology Solutions Corp., Class A	11,107	867,679
Fiserv, Inc.(1)	14,028	1,669,893
Okta, Inc.(1)	2,540	559,892
Paychex, Inc.	7,557	740,737
PayPal Holdings, Inc.(1)	24,541	5,959,536
VeriSign, Inc.(1)	2,371	471,260
		$ 11,959,008
Leisure Products — 0.2%
Peloton Interactive, Inc., Class A(1)	5,524	$621,119
		$621,119
Life Sciences Tools & Services — 0.4%
Illumina, Inc.(1)	3,057	$1,174,071
		$1,174,071
Machinery — 0.3%
PACCAR, Inc.	7,270	$675,528
		$675,528
Media — 3.2%
Charter Communications, Inc., Class A(1)	4,059	$2,504,484
Comcast Corp., Class A	95,784	5,182,872
Fox Corp., Class A	7,012	253,203
Fox Corp., Class B	5,356	187,085
Sirius XM Holdings, Inc.	86,748	528,296
		$8,655,940
Multiline Retail — 0.2%
Dollar Tree, Inc.(1)	4,886	$559,252
		$559,252
Professional Services — 0.2%
Verisk Analytics, Inc.	3,378	$596,859
		$596,859
Road & Rail — 0.6%
CSX Corp.	15,977	$1,540,502
		$1,540,502
Semiconductors & Semiconductor Equipment — 14.6%
Advanced Micro Devices, Inc.(1)	25,382	$1,992,487
Analog Devices, Inc.	7,730	1,198,768
Applied Materials, Inc.	19,228	2,568,861
ASML Holding NV-NY Shares	1,629	1,005,679
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.	8,554	$ 3,966,148
Intel Corp.	85,132	5,448,448
KLA Corp.	3,209	1,060,254
Lam Research Corp.	2,992	1,780,958
Marvell Technology Group, Ltd.	14,077	689,492
Maxim Integrated Products, Inc.	5,553	507,378
Microchip Technology, Inc.	5,642	875,751
Micron Technology, Inc.(1)	23,440	2,067,642
NVIDIA Corp.	12,991	6,936,285
NXP Semiconductors NV	5,812	1,170,188
QUALCOMM, Inc.	23,804	3,156,172
Skyworks Solutions, Inc.	3,450	633,006
Texas Instruments, Inc.	19,283	3,644,294
Xilinx, Inc.	5,092	630,899
		$39,332,710
Software — 14.6%
Adobe, Inc.(1)	10,031	$4,768,436
ANSYS, Inc.(1)	1,818	617,320
Atlassian Corp. PLC, Class A(1)	2,787	587,388
Autodesk, Inc.(1)	4,608	1,277,107
Cadence Design Systems, Inc.(1)	5,795	793,857
Check Point Software Technologies, Ltd.(1)	2,913	326,169
DocuSign, Inc.(1)	3,909	791,377
Intuit, Inc.	5,738	2,197,998
Microsoft Corp.	103,830	24,479,999
Splunk, Inc.(1)	3,389	459,142
Synopsys, Inc.(1)	3,193	791,162
Workday, Inc., Class A(1)	3,772	937,078
Zoom Video Communications, Inc., Class A(1)	4,272	1,372,551
		$39,399,584
Specialty Retail — 0.6%
O'Reilly Automotive, Inc.(1)	1,471	$746,164
Ross Stores, Inc.	7,469	895,608
		$1,641,772
Technology Hardware, Storage & Peripherals — 10.5%
Apple, Inc.	231,114	$28,230,575
		$28,230,575
Textiles, Apparel & Luxury Goods — 0.3%
lululemon Athletica, Inc.(1)	2,622	$804,194
		$804,194

Calvert
VP Nasdaq 100 Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Trading Companies & Distributors — 0.2%
Fastenal Co.	11,925	$ 599,589
		$ 599,589
Wireless Telecommunication Services — 1.2%
T-Mobile US, Inc.(1)	26,041	$ 3,262,677
		$ 3,262,677
Total Common Stocks (identified cost $70,298,054)		$257,174,133

Exchange-Traded Funds — 1.9%

Security	Shares	Value
Invesco QQQ TM Trust, Series 1(2)	16,000	$ 5,106,080
Total Exchange-Traded Funds (identified cost $4,586,990)		$ 5,106,080

Short-Term Investments — 2.8%
Other — 2.6%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(3)	6,964,650	$ 6,965,347
Total Other (identified cost $6,965,347)		$ 6,965,347
U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 2/24/22(4)	$500	$ 499,772
Total U.S. Treasury Obligations (identified cost $499,692)		$ 499,772
Total Short-Term Investments (identified cost $7,465,039)		$ 7,465,119
Total Investments — 100.1% (identified cost $82,350,083)		$269,745,332
Other Assets, Less Liabilities — (0.1)%		$ (221,149)
Net Assets — 100.0%		$269,524,183

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2021. The aggregate market value of securities on loan at March 31, 2021 was $5,055,019 and the total market value of the collateral received by the Fund was $5,099,874, comprised of U.S. government and/or agencies securities.
(3)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
March 31, 2021.
(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Calvert
VP Nasdaq 100 Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini NASDAQ 100 Index	25	Long	6/18/21	$6,544,875	$41,268
					$41,268

Abbreviations:
ADR	– American Depositary Receipt
At March 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended March 31, 2021, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At March 31, 2021, the value of the Fund's investment in affiliated funds was $6,965,347, which represents 2.6% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$6,815,779	$10,250,807	$(10,101,239)	$ —	$ —	$6,965,347	$1,707	6,964,650
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$257,174,133(1)	$ —	$ —	$257,174,133
Exchange-Traded Funds	5,106,080	—	—	5,106,080
Short-Term Investments:
Other	—	6,965,347	—	6,965,347
U.S. Treasury Obligations	—	499,772	—	499,772
Total Investments	$262,280,213	$7,465,119	$ —	$269,745,332
Futures Contracts	$41,268	$ —	$ —	$41,268
Total	$262,321,481	$7,465,119	$ —	$269,786,600

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

Calvert
VP Nasdaq 100 Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.